Borrowings - Long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Borrowings [Abstract]
Debt issued by the Company		¥ 3,679,955	¥ 3,003,810
Debt issued by subsidiaries-guaranteed by the Company		2,124,904	2,398,932
Debt issued by subsidiaries-not guaranteed by the Company	[1]	3,453,447	2,572,270
Total		¥ 9,258,306	¥ 7,975,012

[1]	Includes trading balances of secured borrowings.